Basis of Preparation of the Consolidated Financial Statements (Details) - Schedule of data on exchange rates	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Data On Exchange Rates Abstract
Representative exchange rate of USD	3.519	3.11	3.215
Changes in exchange rates for the year ended:
Representative exchange rate, percentage	13.00%	(3.00%)	(7.00%)